Share-based compensation - Additional information (FY) (Details) $ / shares in Units, $ in Thousands				1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Oct. 01, 2020 USD ($) $ / shares shares	Dec. 19, 2019 $ / shares	May 06, 2019 USD ($)	Mar. 31, 2020 USD ($) director shares	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	May 05, 2019 $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 20, 2019 shares	Nov. 11, 2019 shares	Nov. 10, 2019 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity awards issued (in shares) | shares							1,300,000
Equity awards issued, weighted average value per share (in dollars per share) | $ / shares							$ 2.47
Share-based compensation expense as a result of immediate vesting			$ 2,200
Options repriced (in shares) | shares	6,077,731
Options repriced, exercise price premium	20.00%
Options repriced, exercise price (in dollars per share) | $ / shares	$ 0.60
Options repriced, increase in fair value of vested options	$ 200
Options repriced, increase in fair value of unvested options	200
Share-based compensation expense					$ 2,525	$ 2,485
Unrecognized share-based compensation related to options								$ 2,700
Restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense				$ 500
Number of directors received awards | director				3
Restricted stock | Non-employee directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted (in shares) | shares				450,000
Restricted stock | Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted (in shares) | shares				5,956
2019 Incentive Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized issuance shares of common stock (in shares) | shares								6,000,000				6,500,000
Percent of common stock outstanding								10.00%
2019 Incentive Award Plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense								$ 7,500	$ 10,300
Amended and Restated Incentive Award Plan 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized issuance shares of common stock (in shares) | shares								13,500,000			9,000,000
Percent of common stock outstanding					10.00%
Number of awards available for issuance (in shares) | shares										9,000,000	6,000,000
Exercise price, lower limit (in dollars per share) | $ / shares		$ 1.82
Increase in fair value of vested options	600
Increase in fair value of unvested options	$ 800
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period								2 years
Minimum | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period								2 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period								3 years
Maximum | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period								3 years
Maximum | 2019 Incentive Award Plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration term								10 years